INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY

8.             INVENTORY

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out (“FIFO”) method at December 31, 2012 and 2011. Inventories are reduced by an allowance for excess and obsolete inventories based on management’s review of on-hand inventories compared to historical and estimated future sales and usage.

Net inventories consist of the following:

	December 31 2012	December 31 2011
	(Millions of Dollars)
Raw materials	$200	$177
Work-in-process	161	145
Finished products	812	717

	1,173	1,039
Inventory valuation allowance	(99)	(83)

	$1,074	$956